SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Segment Reporting [Line Items]
Revenues, net	$ 3,357,924		$ 3,259,037
Cost of revenues	(2,365,517)		(2,374,817)
Marketing expenses	(5,096)		(957,337)
General and administrative expenses	(1,131,602)		(4,141,758)
Total other expenses, net	(109,922)		(229,644)
(Loss) income before income taxes	(254,213)		(4,444,519)
Provision for income taxes
Net Income (loss)	(254,213)		(4,444,519)
Current assets	7,403,428			$ 7,388,135
Non-current assets	1,627,103			1,944,569
Total assets	9,030,531			9,332,704
Current liabilities	(5,007,541)			(5,039,741)
Non-current liabilities	(123,697)			(155,567)
Total liabilities	(5,131,238)			(5,195,308)
Net assets	3,899,293	[1]	7,675,003	4,137,396	[1]	$ 1,279,918
Marketing Service [Member]
Segment Reporting [Line Items]
Revenues, net	3,357,924		3,259,037
Cost of revenues	(2,365,517)		(2,374,817)
Marketing expenses	(5,096)		(87,390)
General and administrative expenses	(755,207)		(985,957)
Total other expenses, net	(9,833)		(57,418)
(Loss) income before income taxes	222,271		(246,545)
Provision for income taxes
Net Income (loss)	222,271		(246,545)
Current assets	1,820,856			2,003,979
Non-current assets	203,829			231,429
Total assets	2,024,685			2,235,408
Current liabilities	(2,379,034)			(2,800,558)
Non-current liabilities	(123,697)			(155,567)
Total liabilities	(2,502,731)			(2,956,125)
Net assets	(478,046)			(720,717)
Social Commerce [Member]
Segment Reporting [Line Items]
Revenues, net
Cost of revenues
Marketing expenses
General and administrative expenses
Total other expenses, net
(Loss) income before income taxes
Provision for income taxes
Net Income (loss)
Current assets
Non-current assets
Total assets
Current liabilities
Non-current liabilities
Total liabilities
Net assets
Corporate and Others [Member]
Segment Reporting [Line Items]
Revenues, net
Cost of revenues
Marketing expenses			(869,947)
General and administrative expenses	(376,395)		(3,155,801)
Total other expenses, net	(100,089)		(172,226)
(Loss) income before income taxes	(476,484)		(4,197,974)
Provision for income taxes
Net Income (loss)	(476,484)		$ (4,197,974)
Current assets	5,580,772			5,384,156
Non-current assets	1,423,274			1,713,140
Total assets	7,004,046			7,097,296
Current liabilities	(2,628,507)			(2,239,183)
Non-current liabilities
Total liabilities	(2,628,507)			(2,239,183)
Net assets	$ 4,375,539			$ 4,858,113

[1]	The unaudited condensed consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.